SHARE-BASED PAYMENTS - Restricted share units (Details) - RSUs $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($)
Share-based payment transaction
Number of common shares issued when restricted share unit is exercised | EquityInstruments			1
Additional consideration to acquire common share			$ 0.0
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1 | EquityInstruments	8,277,000	9,219,000
Granted | EquityInstruments	4,258,000	5,128,000
Redeemed | EquityInstruments	(4,247,000)	(4,847,000)
Forfeited | EquityInstruments	(662,000)	(1,223,000)
Outstanding at end of period | EquityInstruments	7,626,000	8,277,000
Balance at January 1	$ 4.63	$ 4.01
Granted	4.85	5.07
Redeemed	4.37	4.01
Forfeited	4.86	4.24
Outstanding at end of period	$ 4.88	$ 4.63
Liability recognized in respect of cash settled RSUs			$ 8.7	$ 11.3